UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund: BlackRock Fundamental Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Fundamental Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Aerospace & Defense - 2.4%	General Dynamics Corp.	399,900	$ 22,754,310
	Honeywell International, Inc.	1,150,100	38,137,316
			60,891,626
Air Freight & Logistics - 0.7%	United Parcel Service, Inc. Class B	335,600	17,162,584
Airlines - 1.0%	Delta Air Lines, Inc. (a)(b)	4,415,100	25,651,731
Beverages - 3.6%	The Coca-Cola Co. (b)	1,395,400	68,597,864
	PepsiCo, Inc.	464,900	24,198,045
			92,795,909
Biotechnology - 3.3%	Celgene Corp. (a)	552,200	23,324,928
	Genzyme Corp. (a)	382,900	22,644,706
	Gilead Sciences, Inc. (a)	884,800	38,134,880
			84,104,514
Capital Markets - 1.3%	The Goldman Sachs Group, Inc.	233,500	33,757,095
Chemicals - 0.8%	Ecolab, Inc.	544,800	20,348,280
Communications Equipment - 6.3%	Cisco Systems, Inc. (a)	3,078,300	56,948,550
	QUALCOMM, Inc.	2,365,100	103,094,709
			160,043,259
Computers & Peripherals - 6.9%	Apple, Inc. (a)	718,800	97,620,228
	Hewlett-Packard Co.	800,000	27,480,000
	International Business Machines Corp.	476,800	50,674,304
			175,774,532
Construction & Engineering - 0.9%	Fluor Corp.	470,900	22,122,882
Diversified Financial Services - 2.2%	CME Group, Inc.	96,800	31,134,752
	JPMorgan Chase & Co.	705,951	26,049,592
			57,184,344
Energy Equipment & Services - 2.6%	Schlumberger Ltd.	514,600	29,450,558
	Transocean Ltd. (a)	448,483	35,645,429
			65,095,987
Food & Staples Retailing - 2.5%	Wal-Mart Stores, Inc.	1,268,200	63,080,268
Health Care Equipment & Supplies -	Boston Scientific Corp. (a)	3,668,600	34,484,840
1.9%	Zimmer Holdings, Inc. (a)	307,900	13,716,945
			48,201,785
Health Care Providers & Services -	Medco Health Solutions, Inc. (a)	844,700	38,763,283
4.2%	UnitedHealth Group, Inc.	1,266,400	33,686,240
	WellPoint, Inc. (a)	720,100	33,535,057
			105,984,580
Health Care Technology - 0.5%	Cerner Corp. (a)(b)	230,300	13,424,187
Hotels, Restaurants & Leisure - 2.0%	Burger King Holdings, Inc.	669,800	11,091,888
	McDonald's Corp.	694,200	40,950,858
			52,042,746
Household Durables - 0.7%	D.R. Horton, Inc.	1,845,000	16,992,450
Household Products - 1.0%	Clorox Co.	304,500	15,967,980
	The Procter & Gamble Co.	188,200	9,775,108
			25,743,088
Industrial Conglomerates - 1.9%	3M Co.	851,500	48,620,650
Insurance - 1.0%	MetLife, Inc.	840,100	26,463,150
Internet & Catalog Retail - 1.6%	Amazon.com, Inc. (a)	522,600	40,757,574
Internet Software & Services - 3.4%	Google, Inc. Class A (a)	210,500	87,826,915
Life Sciences Tools & Services - 0.9%	Thermo Fisher Scientific, Inc. (a)	590,600	22,980,246

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Machinery - 4.7%	Cummins, Inc.	1,082,900	$ 35,118,447
	Danaher Corp.	1,070,300	64,592,605
	Deere & Co.	460,500	20,017,935
			119,728,987
Media - 0.5%	CBS Corp. Class B	1,801,900	13,298,022
Metals & Mining - 2.6%	Agnico-Eagle Mines Ltd.	450,200	27,849,372
	Freeport-McMoRan Copper & Gold, Inc. Class B	444,300	24,183,249
	United States Steel Corp. (b)	418,900	14,276,112
			66,308,733
Multiline Retail - 2.9%	J.C. Penney Co., Inc.	781,800	20,397,162
	Kohl's Corp. (a)	1,269,900	53,932,653
			74,329,815
Oil, Gas & Consumable Fuels - 6.3%	Apache Corp.	143,400	12,082,884
	Exxon Mobil Corp.	443,300	30,742,855
	Massey Energy Co.	964,700	22,081,983
	PetroHawk Energy Corp. (a)	1,689,700	42,580,440
	Petroleo Brasileiro SA (c)	779,100	34,303,773
	Range Resources Corp.	438,300	20,078,523
			161,870,458
Personal Products - 1.0%	Avon Products, Inc.	944,400	25,083,264
Pharmaceuticals - 4.8%	Abbott Laboratories	1,156,500	52,111,890
	Schering-Plough Corp.	1,396,300	34,069,720
	Teva Pharmaceutical Industries Ltd. (c)	767,300	35,572,028
			121,753,638
Professional Services - 0.4%	Manpower, Inc.	238,700	10,147,137
Semiconductors & Semiconductor	Broadcom Corp. Class A (a)(b)	1,763,540	44,934,999
Equipment - 5.2%	Lam Research Corp. (a)	1,057,400	27,693,306
	Micron Technology, Inc. (a)	3,014,330	15,252,510
	Nvidia Corp. (a)	1,395,630	14,556,421
	PMC-Sierra, Inc. (a)	3,859,900	29,296,641
			131,733,877
Software - 9.8%	Activision Blizzard, Inc. (a)	3,729,200	45,048,736
	Adobe Systems, Inc. (a)	577,800	16,282,404
	Check Point Software Technologies Ltd. (a)	1,408,900	32,897,815
	Microsoft Corp.	3,364,000	70,273,960
	Oracle Corp.	2,842,100	55,676,739
	Salesforce.com, Inc. (a)(b)	787,900	29,900,805
			250,080,459
Specialty Retail - 2.7%	CarMax, Inc. (a)(b)	1,674,200	18,767,782
	Home Depot, Inc.	1,068,900	24,755,724
	Ross Stores, Inc.	628,100	24,596,396
			68,119,902
Tobacco - 1.5%	Philip Morris International, Inc.	887,800	37,855,792
Wireless Telecommunication	American Tower Corp. Class A (a)	1,529,500	48,745,165
Services - 2.6%	MetroPCS Communications, Inc. (a)	994,900	17,042,637
			65,787,802
	Total Long-Term Investments
	(Cost - $2,447,209,988) - 98.6%		2,513,148,268

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds,
TempCash, 0.605% (d)(e)	37,135,141	$ 37,135,141
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.66% (d)(e)(f)	$ 114,537	114,536,900
Total Short-Term Securities
(Cost - $151,672,041) - 6.0%		151,672,041
Total Investments
(Cost - $2,598,882,029*) - 104.6%		2,664,820,309
Liabilities in Excess of Other Assets	- (4.6)%	(117,088,470)
Net Assets - 100.0%	$ 2,547,731,839

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 2,603,860,483
Gross unrealized appreciation	$ 248,600,163
Gross unrealized depreciation	(187,640,337)
Net unrealized appreciation	$ 60,959,826

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Depositary receipts.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempCash	37,135,141	$ 28,718
BlackRock Liquidity Series, LLC Cash Sweep Series	$ (116,722,343)	$ 497,536
BlackRock Liquidity Series, LLC Money Market Series	$ (251,479,400)	$ 243,904

(e) Represents the current yield as of report date.
(f) Security was purchased with the cash proceeds of securities loans.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 2,550,283,409
Level 2	114,536,900
Level 3	-
Total	$ 2,664,820,309

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fundamental Growth Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Fundamental Growth Fund, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Fundamental Growth Fund, Inc.

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fundamental Growth Fund, Inc.

Date: July 15, 2009